Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	$ (35)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	35
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	$ 0